UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          December 30, 2008


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                 27

Form 13F Information Table Value Total:             $152,641,000
                                                     (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg     AGG     464287226     3,118,027.00     4,447        Yes       No                       No
Barclays Bk Plc Ipath Index Lk     DJP     06738C778     9,050,270.00       577        Yes       No                       No
iShares MSCI Emerging Markets      EEM     464287234     3,394,428.00       213        Yes       No                       No
Ishares Trust EAFE Index Fund      EFA     464287465    23,193,668.00     1,040        Yes       No                       No
Ishares Trust MSCI Index           EFG     464288885     6,737,306.00       223        Yes       No                       No
Ishares Tr Msci Eafe Value Ind     EFV     464288877     7,351,350.00       253        Yes       No                       No
Ishares Tr Cohen & Steers Real     ICF     464287564     4,146,913.00     1,172        Yes       No                       No
Ishares Tr S&P Midcap              IJH     464287507        16,478.97       309        Yes       No                       No
Ishares Tr S&P Smallcap            IJR     464287804         1,451.01        33        Yes       No                       No
iShares S&P 500 Barra Value Fu     IVE     464287408    11,052,113.00     6,910        Yes       No                       No
iShares S&P 500 Barra Growth F     IVW     464287309    16,438,151.00     7,030        Yes       No                       No
Ishares Tr  Russell Microcap       IWC     464288869       928,681.00       353        Yes       No                       No
iShares Russell 1000 Val           IWD     464287598    19,061,047.00       769        Yes       No                       No
iShares Russell 1000 Gwt           IWF     464287614    22,962,031.00       977        Yes       No                       No
iShares Russell 2000               IWM     464287655     7,300,917.00       268        Yes       No                       No
iShares Russell 2000 Value Ind     IWN     464287630     7,248,637.00       333        Yes       No                       No
Ishares Tr Russell Midcap Grow     IWP     464287481        39,100.00     1,250        Yes       No                       No
Ishares Tr Russell Midcap Valu     IWS     464287473       119,192.00     1,350        Yes       No                       No
iShares Russell 3000 Index Fun     IWV     464287689         5,902.00       224        Yes       No                       No
Ishares Trust USD                  IYR     464287739     1,033,588.00  1,823.24        Yes       No                       No
Ishares Tr Large Growth Index      JKE     464287119     1,220,040.00    10,272        Yes       No                       No
Ishares Tr Large Growth Index      JKE     464287119       234,890.72     5,704        Yes       No                       No
Ishares Tr Large Value Index F     JKF     464288109     1,855,074.00       257        Yes       No                       No
Ishares Tr Small Growth Index      JKK     464288604     2,238,799.00  1,057.18        Yes       No                       No
Ishares Tr Small Value Index F     JKL     464288703     3,334,474.00   163.127        Yes       No                       No
Ishares Tr Kld Select Social       KLD     464288802       109,519.00     2,839        Yes       No                       No
Ishares Tr  1-3 Yr  Treas Inde     SHY     464287457       449,572.00        67        Yes       No                       No